Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) € / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) € / shares shares	Feb. 28, 2021 EUR (€) € / shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Feb. 09, 2021 $ / shares	Jan. 14, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Net loss						€ (8,329)	€ (2,601)	€ (15,481)	€ (13,978)	€ (8,747)
Negative cash flows from operating activities						(1,757)	€ (3,904)	€ (6,598)	€ (6,592)	€ (7,331)
Proceeds from issue of ordinary shares in the form of ADS						18,153
Issue of ordinary shares in the form of ADS, net of transaction costs and tax						€ 15,953
American Depositary Shares
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares	443,414	443,414	621,170	621,170
Purchase price | (per share)		€ 22.27		€ 13.33	€ 22.27						$ 26.95	$ 16.16
Proceeds from issue of ordinary shares in the form of ADS	$ 12	€ 9,900	$ 10	€ 8,300
Issue of ordinary shares in the form of ADS, net of transaction costs and tax					€ 16,000